UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2013

1.834744.107

SHI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.1%
	Principal Amount	Value
Aerospace - 0.5%
GenCorp, Inc. 7.125% 3/15/21 (b)	$ 220,000	$ 235,400
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	245,000	268,888
Triumph Group, Inc. 4.875% 4/1/21 (b)	1,425,000	1,453,500
		1,957,788
Air Transportation - 2.7%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	634,593	732,955
5.5% 4/29/22	950,000	1,002,250
6.75% 9/15/15 (b)	1,465,000	1,531,658
9.25% 5/10/17	270,467	304,275
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (b)	1,273,173	1,381,393
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	721,050
6.75% 11/23/15	690,000	727,950
8.021% 8/10/22	908,697	1,006,382
8.954% 8/10/14	303,678	319,044
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,070,701	1,148,327
U.S. Airways pass-thru Trust Series 2013-1 Class A, 3.95% 5/15/27	435,000	435,000
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,146,131	1,223,494
12% 1/15/16 (b)	185,867	209,100
		10,742,878
Automotive - 2.5%
Ford Motor Co. 7.45% 7/16/31	1,335,000	1,682,043
Ford Motor Credit Co. LLC 5% 5/15/18	2,305,000	2,558,089
General Motors Financial Co., Inc.:
2.75% 5/15/16 (b)	415,000	414,378
3.25% 5/15/18 (b)	1,450,000	1,437,313
4.25% 5/15/23 (b)	195,000	190,125
4.75% 8/15/17 (b)	1,095,000	1,155,225
LKQ Corp. 4.75% 5/15/23 (b)	85,000	84,788
Schaeffler Finance BV 4.75% 5/15/21 (b)	380,000	372,400
TRW Automotive, Inc. 4.5% 3/1/21 (b)	1,920,000	1,963,200
		9,857,561
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	$ 1,430,000	$ 1,424,709
Starz LLC/Starz Finance Corp. 5% 9/15/19	750,000	761,250
		2,185,959
Building Materials - 2.9%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	3,930,000	4,254,225
6.875% 8/15/18 (b)	2,960,000	3,159,800
Masco Corp.:
5.85% 3/15/17	1,005,000	1,114,645
5.95% 3/15/22	1,175,000	1,309,961
USG Corp. 7.875% 3/30/20 (b)	1,270,000	1,427,956
		11,266,587
Cable TV - 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	455,000	448,175
5.25% 3/15/21 (b)	435,000	441,525
5.25% 9/30/22	2,413,000	2,413,000
5.75% 9/1/23 (b)	815,000	822,131
5.75% 1/15/24	440,000	444,400
6.5% 4/30/21	5,350,000	5,751,250
7% 1/15/19	7,160,000	7,643,280
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	795,000	793,013
CSC Holdings LLC 8.625% 2/15/19	195,000	232,538
DISH DBS Corp. 5% 5/15/17 (b)	1,475,000	1,478,688
Lynx I Corp. 5.375% 4/15/21 (b)	625,000	653,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	385,000	391,468
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	3,240,000	3,454,812
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	1,940,000	2,129,150
Virgin Media Finance PLC 4.875% 2/15/22	380,000	381,444
		27,477,999
Capital Goods - 0.3%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,150,000	1,227,625
Chemicals - 1.6%
Ashland, Inc.:
3% 3/15/16 (b)	295,000	297,581
3.875% 4/15/18 (b)	595,000	609,875
Axiall Corp. 4.875% 5/15/23 (b)	415,000	417,075
Celanese U.S. Holdings LLC:
4.625% 11/15/22	370,000	382,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Celanese U.S. Holdings LLC: - continued
6.625% 10/15/18	$ 1,615,000	$ 1,762,773
Eagle Spinco, Inc. 4.625% 2/15/21 (b)	185,000	186,850
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	435,000	453,488
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,330,000	1,349,950
Tronox Finance LLC 6.375% 8/15/20 (b)	870,000	854,775
		6,314,392
Consumer Products - 0.1%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)	420,000	408,450
Containers - 2.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	2,420,000	2,631,750
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	200,000	217,000
Ball Corp. 4% 11/15/23	920,000	880,900
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (b)	2,905,000	2,839,638
Graphic Packaging International, Inc. 4.75% 4/15/21	1,460,000	1,470,950
Sealed Air Corp.:
5.25% 4/1/23 (b)	195,000	196,950
6.5% 12/1/20 (b)	305,000	339,313
8.375% 9/15/21 (b)	965,000	1,107,338
		9,683,839
Diversified Financial Services - 9.4%
Aircastle Ltd.:
6.25% 12/1/19	905,000	979,663
6.75% 4/15/17	660,000	726,000
9.75% 8/1/18	1,635,000	1,847,550
CIT Group, Inc.:
4.25% 8/15/17	1,050,000	1,081,500
5% 8/15/22	800,000	852,000
5.25% 3/15/18	1,625,000	1,746,875
5.375% 5/15/20	1,315,000	1,416,913
5.5% 2/15/19 (b)	820,000	887,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,500,000	4,657,500
8% 1/15/18	7,050,000	7,473,000
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	460,000	432,400
International Lease Finance Corp.:
3.875% 4/15/18	540,000	541,350
4.625% 4/15/21	510,000	506,175
5.75% 5/15/16	560,000	600,225
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.875% 4/1/19	$ 485,000	$ 520,163
5.875% 8/15/22	775,000	827,313
6.25% 5/15/19	1,815,000	1,982,888
6.75% 9/1/16 (b)	745,000	842,781
8.625% 9/15/15	1,595,000	1,794,375
8.75% 3/15/17	4,135,000	4,889,638
8.875% 9/1/17	1,820,000	2,188,550
		36,794,509
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (b)	675,000	676,688
Electric Utilities - 8.6%
Atlantic Power Corp. 9% 11/15/18	1,715,000	1,792,175
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,295,000	2,472,863
InterGen NV 9% 6/30/17 (b)	3,780,000	3,879,225
Mirant Americas Generation LLC 9.125% 5/1/31	1,845,000	2,084,850
Mirant Mid-Atlantic LLC 10.06% 12/30/28	1,792,702	2,070,570
NRG Energy, Inc. 6.625% 3/15/23 (b)	2,025,000	2,151,563
NSG Holdings II, LLC 7.75% 12/15/25 (b)	6,535,000	7,090,475
Otter Tail Corp. 9% 12/15/16	1,300,000	1,508,000
Puget Energy, Inc.:
5.625% 7/15/22	375,000	411,003
6% 9/1/21	1,055,000	1,181,348
6.5% 12/15/20	3,605,000	4,145,371
The AES Corp.:
4.875% 5/15/23	445,000	439,438
7.375% 7/1/21	3,660,000	4,282,200
8% 10/15/17	166,000	194,635
		33,703,716
Energy - 15.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	485,000	480,756
Chesapeake Energy Corp.:
5.375% 6/15/21	650,000	661,375
5.75% 3/15/23	420,000	436,800
6.125% 2/15/21	6,030,000	6,572,700
6.875% 11/15/20	3,450,000	3,881,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,086,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Midstream Partners LP/CHKM Finance Corp.: - continued
6.125% 7/15/22	$ 1,195,000	$ 1,278,650
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	2,300,000	2,415,000
Continental Resources, Inc. 4.5% 4/15/23 (b)	895,000	899,475
Denbury Resources, Inc.:
4.625% 7/15/23	1,695,000	1,639,913
6.375% 8/15/21	4,025,000	4,397,313
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,499,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	1,905,000	2,057,400
Exterran Holdings, Inc. 7.25% 12/1/18	6,955,000	7,424,463
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (b)	620,000	616,900
5.875% 4/1/20	310,000	323,175
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	3,085,000	3,405,683
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (b)	726,000	764,115
Oil States International, Inc. 6.5% 6/1/19	4,435,000	4,778,713
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	730,000	810,300
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	1,065,000	1,182,150
Precision Drilling Corp.:
6.5% 12/15/21	100,000	107,250
6.625% 11/15/20	3,830,000	4,069,375
SESI LLC 7.125% 12/15/21	1,790,000	2,009,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (b)	615,000	582,713
5.25% 5/1/23 (b)	2,255,000	2,311,375
6.375% 8/1/22	1,855,000	2,012,675
6.875% 2/1/21	450,000	488,250
Tesoro Corp. 4.25% 10/1/17	500,000	520,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (b)	100,000	104,000
Western Refining, Inc. 6.25% 4/1/21 (b)	175,000	181,125
		60,998,544
Environmental - 3.0%
Clean Harbors, Inc.:
5.125% 6/1/21	2,075,000	2,137,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
Clean Harbors, Inc.: - continued
5.25% 8/1/20	$ 2,315,000	$ 2,413,388
Covanta Holding Corp. 7.25% 12/1/20	6,445,000	7,041,291
		11,591,929
Food & Drug Retail - 0.9%
ESAL GmbH 6.25% 2/5/23 (b)	2,435,000	2,416,738
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (b)	1,245,000	1,234,106
		3,650,844
Food/Beverage/Tobacco - 0.5%
Constellation Brands, Inc.:
3.75% 5/1/21	115,000	111,550
4.25% 5/1/23	170,000	166,821
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	1,560,000	1,712,100
		1,990,471
Gaming - 2.5%
MCE Finance Ltd. 5% 2/15/21 (b)	1,980,000	1,987,425
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	375,000	371,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (b)	615,000	596,550
5.375% 3/15/22	2,620,000	2,757,550
7.75% 8/15/20	3,675,000	4,134,375
		9,847,150
Healthcare - 6.2%
Elan Finance PLC/Elan Finance Corp. 6.25% 6/15/21 (b)	970,000	974,850
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	2,990,000	3,281,525
HealthSouth Corp.:
5.75% 11/1/24	555,000	574,425
7.25% 10/1/18	1,385,000	1,506,188
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,806,675
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	575,000	626,750
7.5% 2/15/20	645,000	709,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	240,000	243,912
8.125% 11/1/18	2,015,000	2,191,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	$ 3,300,000	$ 3,415,500
6.875% 12/1/18 (b)	4,790,000	5,113,325
VPI Escrow Corp. 6.375% 10/15/20 (b)	3,645,000	3,836,363
		24,280,326
Homebuilders/Real Estate - 2.9%
CB Richard Ellis Services, Inc.:
5% 3/15/23	595,000	593,513
6.625% 10/15/20	3,540,000	3,823,200
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	834,350
4.375% 9/15/22	1,250,000	1,256,250
4.75% 5/15/17	2,140,000	2,289,800
4.75% 2/15/23	275,000	280,500
Lennar Corp.:
4.125% 12/1/18 (b)	820,000	832,300
4.75% 11/15/22 (b)	250,000	250,000
Toll Brothers Finance Corp. 4.375% 4/15/23	1,035,000	1,041,469
		11,201,382
Leisure - 3.8%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,770,000	3,074,700
NCL Corp. Ltd. 5% 2/15/18 (b)	2,025,000	2,065,500
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,509,014
7.25% 3/15/18	500,000	572,500
7.5% 10/15/27	1,415,000	1,598,950
yankee 7.25% 6/15/16	5,305,000	6,007,913
		14,828,577
Metals/Mining - 2.9%
Alcoa, Inc. 5.4% 4/15/21	1,530,000	1,553,280
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)	80,000	83,600
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	2,700,000	2,673,000
CONSOL Energy, Inc. 8% 4/1/17	1,405,000	1,503,350
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	4,115,000	4,197,300
7% 11/1/15 (b)	1,300,000	1,339,000
		11,349,530
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 0.3%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	$ 945,000	$ 963,900
7.75% 7/15/17 (b)	400,000	436,000
		1,399,900
Services - 0.8%
FTI Consulting, Inc.:
6% 11/15/22 (b)	430,000	455,241
6.75% 10/1/20	2,510,000	2,673,150
		3,128,391
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,640,000	2,782,032
Steel - 1.7%
Steel Dynamics, Inc.:
5.25% 4/15/23 (b)	835,000	868,400
6.125% 8/15/19 (b)	1,390,000	1,518,575
7.625% 3/15/20	3,925,000	4,317,500
		6,704,475
Super Retail - 0.9%
CST Brands, Inc. 5% 5/1/23 (b)	105,000	105,525
Jaguar Land Rover PLC 5.625% 2/1/23 (b)	1,905,000	1,938,338
Netflix, Inc. 5.375% 2/1/21 (b)	1,475,000	1,497,125
		3,540,988
Technology - 4.7%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (b)	810,000	781,650
Flextronics International Ltd. 4.625% 2/15/20 (b)	2,260,000	2,276,950
IAC/InterActiveCorp 4.75% 12/15/22 (b)	2,905,000	2,846,900
NCR Corp. 4.625% 2/15/21	1,820,000	1,801,800
Nuance Communications, Inc. 5.375% 8/15/20 (b)	4,155,000	4,186,163
Seagate HDD Cayman 4.75% 6/1/23 (b)	2,155,000	2,090,350
Softbank Corp. 4.5% 4/15/20 (b)	1,970,000	1,989,700
VeriSign, Inc. 4.625% 5/1/23 (b)	1,325,000	1,331,625
Viasystems, Inc. 7.875% 5/1/19 (b)	920,000	984,400
		18,289,538
Telecommunications - 5.2%
Altice Financing SA 7.875% 12/15/19 (b)	2,570,000	2,843,063
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	1,545,000	1,545,000
Equinix, Inc.:
4.875% 4/1/20	2,385,000	2,426,738
5.375% 4/1/23	310,000	320,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
MasTec, Inc. 4.875% 3/15/23	$ 670,000	$ 658,275
NeuStar, Inc. 4.5% 1/15/23 (b)	710,000	692,250
Sprint Nextel Corp.:
6% 12/1/16	2,128,000	2,300,900
7% 3/1/20 (b)	4,010,000	4,511,250
9% 11/15/18 (b)	4,040,000	4,898,500
		20,196,051
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	1,995,000	2,199,488
TOTAL NONCONVERTIBLE BONDS (Cost $342,659,543)		360,277,607
Floating Rate Loans - 0.6%

Cable TV - 0.0%
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (c)	70,000	70,263
Energy - 0.6%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (c)	2,030,000	2,080,750
TOTAL FLOATING RATE LOANS (Cost $2,089,437)		2,151,013
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $26,292,475)	26,292,475	26,292,475
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $371,041,455)		388,721,095
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,520,394
NET ASSETS - 100%		$ 391,241,489
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,786,736 or 37.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,027
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 360,277,607	$ -	$ 360,277,607	$ -
Floating Rate Loans	2,151,013	-	2,151,013	-
Money Market Funds	26,292,475	26,292,475	-	-
Total Investments in Securities:	$ 388,721,095	$ 26,292,475	$ 362,428,620	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $370,251,403. Net unrealized appreciation aggregated $18,469,692, of which $19,693,479 related to appreciated investment securities and $1,223,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2013

1.861967.105

HICII-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.1%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 340,213
4.5% 11/15/29 (d)	388,000	482,012
		822,225
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	3,080,000	2,650,725
TOTAL CONVERTIBLE BONDS		3,472,950
Nonconvertible Bonds - 84.7%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	615,000	670,350
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	600,000	600,000
Series 2013-1B Class B, 5.625% 1/15/21 (e)	255,000	261,375
GenCorp, Inc. 7.125% 3/15/21 (e)	205,000	219,350
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	839,300
7.125% 3/15/21	820,000	899,950
		3,490,325
Air Transportation - 0.3%
Air Canada:
4.125% 5/15/25 (e)	415,000	424,856
5.375% 11/15/22 (e)	275,000	284,625
Continental Airlines, Inc. 6.125% 4/29/18 (e)	265,000	278,250
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	885,000	885,000
Class B, 5.375% 5/15/23	365,000	375,038
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	158,488
		2,406,257
Automotive - 2.8%
Affinia Group, Inc. 7.75% 5/1/21 (e)	250,000	260,000
American Axle & Manufacturing, Inc. 6.25% 3/15/21	605,000	630,713
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	935,838
8.25% 6/15/21	1,110,000	1,248,750
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	460,000	470,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 330,000	$ 349,800
6.75% 2/15/21	360,000	385,200
Delphi Corp.:
5% 2/15/23	755,000	801,244
5.875% 5/15/19	1,745,000	1,864,882
6.125% 5/15/21	1,165,000	1,285,869
Exide Technologies 8.625% 2/1/18	495,000	319,275
Ford Motor Co.:
6.375% 2/1/29	330,000	371,384
6.625% 2/15/28	230,000	259,708
6.625% 10/1/28	85,000	98,226
7.125% 11/15/25	15,000	18,350
7.45% 7/16/31	285,000	359,088
Ford Motor Credit Co. LLC:
5% 5/15/18	1,170,000	1,298,466
5.75% 2/1/21	500,000	565,631
5.875% 8/2/21	1,385,000	1,577,606
8.125% 1/15/20	1,060,000	1,335,629
General Motors Acceptance Corp. 8% 11/1/31	2,650,000	3,392,000
General Motors Financial Co., Inc.:
2.75% 5/15/16 (e)	850,000	848,725
3.25% 5/15/18 (e)	460,000	455,975
4.25% 5/15/23 (e)	405,000	394,875
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	608,081
LKQ Corp. 4.75% 5/15/23 (e)	175,000	174,563
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,000,000	980,000
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	210,844
Tenneco, Inc. 7.75% 8/15/18	330,000	363,825
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	177,000	196,470
		22,061,367
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
3.475% 2/11/14 (h)	365,000	369,563
4.5% 2/11/14	585,000	593,775
5.5% 2/15/17	1,180,000	1,269,975
6.25% 12/1/17	610,000	672,525
7.5% 9/15/20	2,440,000	2,848,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
8% 3/15/20	$ 1,940,000	$ 2,308,600
GMAC LLC:
6.75% 12/1/14	1,193,000	1,276,510
8% 12/31/18	225,000	263,250
8% 11/1/31	725,000	935,250
		10,538,148
Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	470,000	468,261
Clear Channel Communications, Inc.:
10.75% 8/1/16	335,000	314,063
11.25% 3/1/21 (e)	675,000	737,438
Sirius XM Radio, Inc.:
4.25% 5/15/20 (e)	450,000	441,000
4.625% 5/15/23 (e)	450,000	432,000
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	695,275
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	985,125
		4,073,162
Building Materials - 4.3%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	240,000	242,400
Associated Materials LLC 9.125% 11/1/17	3,190,000	3,365,450
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	210,000	222,600
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	611,613
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,580,000	1,761,700
CEMEX Finance LLC:
9.375% 10/12/22 (e)	1,705,000	1,896,813
9.5% 12/14/16 (e)	2,395,000	2,538,700
CEMEX SA de CV:
5.2836% 9/30/15 (e)(h)	3,720,000	3,831,600
5.875% 3/25/19 (e)	490,000	486,325
9% 1/11/18 (e)	2,400,000	2,568,000
Gibraltar Industries, Inc. 6.25% 2/1/21 (e)	75,000	78,750
HD Supply, Inc.:
7.5% 7/15/20 (e)	1,345,000	1,425,700
11.5% 7/15/20	2,555,000	3,002,125
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,348,775
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	195,000	208,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Masco Corp.:
5.95% 3/15/22	$ 1,450,000	$ 1,616,547
6.125% 10/3/16	210,000	237,080
7.125% 3/15/20	875,000	1,028,125
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	342,953
Ply Gem Industries, Inc.:
8.25% 2/15/18	3,070,000	3,296,413
9.375% 4/15/17	355,000	386,950
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	410,000	460,225
USG Corp.:
7.875% 3/30/20 (e)	750,000	843,281
8.375% 10/15/18 (e)	1,265,000	1,391,500
		34,192,275
Cable TV - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,005,000	989,925
5.25% 3/15/21 (e)	680,000	690,200
5.75% 9/1/23 (e)	615,000	620,381
5.75% 1/15/24	2,245,000	2,267,450
6.5% 4/30/21	2,970,000	3,192,750
6.625% 1/31/22	1,305,000	1,402,875
7% 1/15/19	2,855,000	3,047,713
7.375% 6/1/20	900,000	1,005,750
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,960,000	2,048,200
Cogeco Cable, Inc. 4.875% 5/1/20 (e)	365,000	364,088
CSC Holdings LLC:
6.75% 11/15/21	145,000	162,400
8.625% 2/15/19	425,000	506,813
DISH DBS Corp.:
5% 3/15/23	795,000	751,275
6.75% 6/1/21	1,175,000	1,242,563
EchoStar Communications Corp. 7.125% 2/1/16	660,000	721,050
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	1,075,000	1,195,938
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	522,500
Lynx II Corp. 6.375% 4/15/23 (e)	505,000	526,463
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	$ 845,000	$ 859,196
7.5% 3/15/19 (e)	210,000	227,850
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,707,715
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	965,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	484,875
Virgin Media Finance PLC 4.875% 2/15/22	645,000	647,451
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	965,000	1,022,900
		30,174,121
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,222,288
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	367,250
CNH Capital LLC 6.25% 11/1/16	705,000	779,025
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,220,250
General Cable Corp. 5.75% 10/1/22 (e)	1,200,000	1,233,000
Manitowoc Co., Inc. 5.875% 10/15/22	440,000	467,500
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	875,000	920,938
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	905,000	947,988
		8,158,239
Chemicals - 3.7%
Axiall Corp. 4.875% 5/15/23 (e)	245,000	246,225
Celanese U.S. Holdings LLC:
4.625% 11/15/22	820,000	846,650
5.875% 6/15/21	430,000	476,870
6.625% 10/15/18	575,000	627,613
Chemtura Corp. 7.875% 9/1/18	1,310,000	1,434,450
Eagle Spinco, Inc. 4.625% 2/15/21 (e)	410,000	414,100
Hexion U.S. Finance Corp.:
6.625% 4/15/20	225,000	234,000
6.625% 4/15/20 (e)	3,350,000	3,484,000
Huntsman International LLC 4.875% 11/15/20	755,000	762,550
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,102,988
8.375% 2/15/19 (e)	455,000	507,325
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	391,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	$ 410,000	$ 429,475
LyondellBasell Industries NV 5% 4/15/19	1,340,000	1,512,504
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	2,545,000	2,742,238
Olin Corp. 5.5% 8/15/22	315,000	330,750
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	845,000	861,900
PolyOne Corp. 5.25% 3/15/23 (e)	875,000	910,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	650,000	669,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,421,000
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	220,838
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	7,535,000	7,459,650
Tronox Finance LLC 6.375% 8/15/20 (e)	2,510,000	2,466,075
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	375,000	395,625
		29,947,926
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (e)	445,000	447,781
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	244,200
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	200,000	194,500
Libbey Glass, Inc. 6.875% 5/15/20	396,000	428,670
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	220,000	234,300
6.625% 11/15/22 (e)	255,000	276,038
Tempur-Pedic International, Inc. 6.875% 12/15/20 (e)	395,000	426,106
Wolverine World Wide, Inc. 6.125% 10/15/20 (e)	405,000	428,288
		2,679,883
Containers - 3.4%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	550,000	598,125
9.125% 10/15/20 (e)	1,265,000	1,404,150
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (e)	470,000	467,650
7% 11/15/20 (e)	550,000	566,500
7.375% 10/15/17 (e)	200,000	217,000
9.125% 10/15/20 (e)	1,500,000	1,661,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Ball Corp. 4% 11/15/23	$ 1,115,000	$ 1,067,613
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	240,000	234,030
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	330,000	372,075
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)	220,000	215,050
Graphic Packaging International, Inc.:
4.75% 4/15/21	245,000	246,838
7.875% 10/1/18	425,000	467,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,591,200
6.875% 2/15/21	2,115,000	2,257,763
7.125% 4/15/19	420,000	447,300
7.875% 8/15/19	1,940,000	2,124,300
8.25% 2/15/21	3,370,000	3,437,400
9% 4/15/19	1,140,000	1,197,000
9.875% 8/15/19	1,720,000	1,874,800
Sealed Air Corp.:
5.25% 4/1/23 (e)	885,000	893,850
6.5% 12/1/20 (e)	760,000	845,500
8.125% 9/15/19 (e)	1,405,000	1,587,650
8.375% 9/15/21 (e)	1,560,000	1,790,100
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,152,000	1,290,240
		26,854,884
Diversified Financial Services - 5.1%
Aircastle Ltd.:
6.25% 12/1/19	895,000	968,838
9.75% 8/1/18	900,000	1,017,000
CIT Group, Inc.:
4.25% 8/15/17	675,000	695,250
5% 5/15/17	2,370,000	2,524,050
5% 8/15/22	675,000	718,875
5.25% 3/15/18	1,815,000	1,951,125
5.375% 5/15/20	1,600,000	1,724,000
5.5% 2/15/19 (e)	915,000	990,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	2,040,000	2,162,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 910,000	$ 919,100
5.75% 5/15/16	835,000	894,978
6.25% 5/15/19	1,620,000	1,769,850
6.625% 11/15/13	1,450,000	1,479,000
7.125% 9/1/18 (e)	2,680,000	3,159,050
8.625% 9/15/15	4,430,000	4,983,750
8.625% 1/15/22	620,000	773,450
8.75% 3/15/17	3,975,000	4,700,438
8.875% 9/1/17	2,640,000	3,174,600
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (e)	415,000	425,375
SLM Corp.:
5.5% 1/25/23	670,000	625,660
6% 1/25/17	700,000	735,000
7.25% 1/25/22	535,000	557,738
8% 3/25/20	2,405,000	2,603,413
8.45% 6/15/18	965,000	1,071,150
		40,624,578
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)	490,000	514,500
6.5% 11/15/22 (e)	2,160,000	2,278,800
7.625% 3/15/20	695,000	734,963
7.625% 3/15/20	1,825,000	1,939,063
Lamar Media Corp.:
5% 5/1/23	440,000	445,500
5.875% 2/1/22	290,000	313,200
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	535,000	536,338
7.75% 10/15/18	1,125,000	1,234,688
Quebecor Media, Inc. 5.75% 1/15/23	1,110,000	1,137,750
WMG Acquisition Corp. 6% 1/15/21 (e)	290,000	303,050
		9,437,852
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18	2,320,000	2,424,400
Calpine Corp.:
7.5% 2/15/21 (e)	5,659,000	6,140,015
7.875% 7/31/20 (e)	4,383,000	4,799,385
7.875% 1/15/23 (e)	106,000	116,335
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 405,000	$ 461,194
11% 10/1/21	172,000	190,060
11.75% 3/1/22 (e)	3,005,000	3,421,944
GenOn Energy, Inc.:
9.5% 10/15/18	1,780,000	2,078,150
9.875% 10/15/20	2,115,000	2,389,950
InterGen NV 9% 6/30/17 (e)	7,300,000	7,491,625
Mirant Americas Generation LLC:
8.5% 10/1/21	2,825,000	3,262,875
9.125% 5/1/31	1,684,000	1,902,920
NRG Energy, Inc.:
7.625% 5/15/19	415,000	440,938
7.875% 5/15/21	465,000	518,475
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	1,026,410
Puget Energy, Inc.:
5.625% 7/15/22	585,000	641,164
6% 9/1/21	960,000	1,074,971
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	2,216,250
Safway Group Holding LLC/Safway Finance Corp. 7% 5/15/18 (e)	445,000	447,225
The AES Corp.:
4.875% 5/15/23	1,895,000	1,871,313
7.375% 7/1/21	1,245,000	1,456,650
8% 10/15/17	217,000	254,433
		44,626,682
Energy - 10.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,295,000	1,283,669
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	496,800
7% 5/20/22	985,000	1,068,725
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	743,650
6.5% 5/20/21	289,000	307,785
Antero Resources Finance Corp. 7.25% 8/1/19	1,390,000	1,473,400
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (e)	1,400,000	1,344,000
5.875% 8/1/23 (e)	745,000	752,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.: - continued
6.625% 10/1/20 (e)	$ 415,000	$ 440,938
Atwood Oceanics, Inc. 6.5% 2/1/20	175,000	185,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	435,000	483,938
Chesapeake Energy Corp.:
3.25% 3/15/16	1,355,000	1,344,838
5.375% 6/15/21	1,655,000	1,683,963
5.75% 3/15/23	865,000	899,600
6.125% 2/15/21	755,000	822,950
6.625% 8/15/20	900,000	1,001,250
6.875% 11/15/20	540,000	607,500
9.5% 2/15/15	1,850,000	2,062,750
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	893,450
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	485,000	509,250
Concho Resources, Inc. 5.5% 4/1/23 (g)	985,000	1,004,700
Continental Resources, Inc.:
5% 9/15/22	1,350,000	1,407,375
7.125% 4/1/21	380,000	426,550
7.375% 10/1/20	550,000	620,125
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	1,300,000	1,387,750
7.75% 4/1/19 (e)	710,000	759,700
Denbury Resources, Inc.:
4.625% 7/15/23	1,405,000	1,359,338
8.25% 2/15/20	468,000	522,990
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	845,000	866,125
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,228,538
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	591,175
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	934,200
9.375% 5/1/20	1,350,000	1,528,875
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,287,300
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,125,000	1,175,625
Forest Oil Corp. 7.25% 6/15/19	1,060,000	1,049,400
Gulfmark Offshore, Inc. 6.375% 3/15/22	865,000	912,575
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	755,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (e)	$ 1,245,000	$ 1,301,025
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (e)	310,000	320,075
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,840,000	2,861,300
6.5% 5/15/19	1,325,000	1,344,875
7.75% 2/1/21	325,000	344,500
8.625% 4/15/20	1,490,000	1,631,550
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	1,345,000	1,318,100
5.5% 2/15/23	370,000	386,650
6.25% 6/15/22	1,016,000	1,089,660
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (e)	345,000	363,113
Offshore Group Investment Ltd.:
7.125% 4/1/23 (e)	1,110,000	1,148,850
7.5% 11/1/19	3,445,000	3,703,375
Oil States International, Inc.:
5.125% 1/15/23 (e)	785,000	845,838
6.5% 6/1/19	885,000	953,588
Pacific Drilling SA 5.375% 6/1/20 (e)(g)	445,000	440,550
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	330,000	337,425
Pioneer Drilling Co. 9.875% 3/15/18	535,000	583,150
Plains Exploration & Production Co.:
6.5% 11/15/20	995,000	1,099,475
7.625% 4/1/20	960,000	1,082,400
Precision Drilling Corp. 6.5% 12/15/21	105,000	112,613
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (e)	895,000	883,813
5.5% 4/15/23	910,000	955,500
6.875% 12/1/18	890,000	954,525
Rosetta Resources, Inc. 5.625% 5/1/21	725,000	726,813
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (e)	675,000	677,531
Samson Investment Co. 9.75% 2/15/20 (e)	1,605,000	1,657,163
SESI LLC 6.375% 5/1/19	1,165,000	1,237,813
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	484,763
Stone Energy Corp. 7.5% 11/15/22	875,000	940,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	$ 2,297,000	$ 2,475,018
7.5% 10/1/18	1,089,000	1,169,314
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (e)	1,890,000	1,790,775
5.25% 5/1/23 (e)	1,280,000	1,312,000
6.375% 8/1/22	415,000	450,275
6.875% 2/1/21	440,000	477,400
7.875% 10/15/18	1,235,000	1,336,888
Tesoro Corp.:
4.25% 10/1/17	470,000	488,800
5.375% 10/1/22	525,000	551,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	160,000	166,400
WPX Energy, Inc.:
5.25% 1/15/17	725,000	770,313
6% 1/15/22	885,000	944,738
		80,944,389
Entertainment/Film - 0.1%
Cinemark USA, Inc.:
4.875% 6/1/23 (e)	845,000	841,831
5.125% 12/15/22	225,000	228,375
		1,070,206
Environmental - 0.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	615,000	658,050
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	478,950
5.25% 8/1/20	630,000	656,775
Covanta Holding Corp.:
6.375% 10/1/22	811,000	874,840
7.25% 12/1/20	825,000	901,329
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	225,000	233,719
Tervita Corp.:
8% 11/15/18 (e)	1,790,000	1,852,650
9.75% 11/1/19 (e)	1,090,000	1,049,125
		6,705,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - 2.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	$ 3,715,000	$ 4,086,500
ESAL GmbH 6.25% 2/5/23 (e)	2,095,000	2,079,288
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	2,255,000	2,235,269
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	365,000	375,038
Rite Aid Corp.:
7.5% 3/1/17	1,145,000	1,175,056
7.7% 2/15/27	364,000	383,110
9.25% 3/15/20	2,415,000	2,728,950
9.5% 6/15/17	4,520,000	4,678,200
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	225,000
Tops Markets LLC 8.875% 12/15/17 (e)	890,000	972,325
		18,938,736
Food/Beverage/Tobacco - 2.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	2,751,000	3,005,468
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,471,000	2,619,260
Constellation Brands, Inc.:
3.75% 5/1/21	230,000	223,100
4.25% 5/1/23	350,000	343,455
Dean Foods Co. 7% 6/1/16	827,413	933,942
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (e)	260,000	287,950
H.J. Heinz Co. 6.375% 7/15/28	145,000	162,400
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	947,100
JBS Finance II Ltd. 8.25% 1/29/18 (e)	580,000	614,800
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	605,000	653,400
8.25% 2/1/20 (e)	4,670,000	5,125,325
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	853,125
		15,769,325
Gaming - 2.6%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,369,500
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	211,088
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	2,860,000	2,724,150
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (e)	2,780,000	2,665,325
9% 2/15/20 (e)	445,000	426,644
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	460,000	450,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Graton Economic Development Authority 9.625% 9/1/19 (e)	$ 450,000	$ 510,750
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	441,650
MGM Mirage, Inc.:
6.625% 12/15/21	440,000	477,400
7.5% 6/1/16	470,000	526,400
7.625% 1/15/17	1,725,000	1,977,281
7.75% 3/15/22	1,200,000	1,368,000
8.625% 2/1/19	2,610,000	3,086,325
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	272,500
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	440,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,965,000	3,120,663
7.75% 8/15/20	805,000	905,625
		20,974,651
Healthcare - 7.5%
Alere, Inc.:
6.5% 6/15/20 (e)	1,710,000	1,718,550
7.25% 7/1/18 (e)	925,000	1,003,625
8.625% 10/1/18	400,000	434,000
Community Health Systems, Inc.:
5.125% 8/15/18	775,000	807,938
7.125% 7/15/20	780,000	848,250
8% 11/15/19	6,090,000	6,699,000
Elan Finance PLC/Elan Finance Corp. 6.25% 6/15/21 (e)	1,995,000	2,004,975
Emergency Medical Services Corp. 8.125% 6/1/19	1,690,000	1,842,100
Endo Health Solutions, Inc. 7% 12/15/20	375,000	403,125
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	335,000	381,900
Grifols, Inc. 8.25% 2/1/18	375,000	408,750
HCA Holdings, Inc. 6.25% 2/15/21	1,045,000	1,123,375
HCA, Inc.:
5.875% 5/1/23	510,000	540,600
6.5% 2/15/20	2,455,000	2,768,013
7.25% 9/15/20	1,025,000	1,124,938
7.875% 2/15/20	2,290,000	2,501,825
8% 10/1/18	2,000,000	2,355,000
8.5% 4/15/19	1,420,000	1,549,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Hologic, Inc. 6.25% 8/1/20	$ 305,000	$ 325,969
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	405,000	423,225
IMS Health, Inc. 6% 11/1/20 (e)	440,000	465,300
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	590,000	632,775
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	293,800
Kindred Healthcare, Inc. 8.25% 6/1/19	300,000	313,500
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	990,000	841,500
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	2,065,000	2,219,875
6.75% 10/15/22	2,335,000	2,545,150
7.5% 2/15/20	1,430,000	1,573,000
Radiation Therapy Services, Inc. 8.875% 1/15/17	505,000	479,750
Rotech Healthcare, Inc. 10.75% 10/15/15 (c)	500,000	500,000
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	490,000	497,987
8.125% 11/1/18	1,425,000	1,549,688
Select Medical Corp. 6.375% 6/1/21 (e)	445,000	443,888
Service Corp. International 4.5% 11/15/20	440,000	444,400
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)	410,000	435,625
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	521,375
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)	3,120,000	3,042,000
4.5% 4/1/21 (e)	220,000	216,150
4.75% 6/1/20 (e)	620,000	632,400
6.25% 11/1/18	935,000	1,035,513
6.75% 2/1/20	665,000	698,250
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	1,020,000	1,055,700
6.75% 8/15/21 (e)	1,035,000	1,102,275
6.875% 12/1/18 (e)	3,535,000	3,773,613
7% 10/1/20 (e)	715,000	770,413
7.25% 7/15/22 (e)	1,100,000	1,193,500
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	470,000	502,900
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,445,000	2,573,363
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	650,000	572,000
		60,190,423
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.6%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	$ 1,500,000	$ 1,597,500
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	710,000	766,800
11.625% 6/15/17	1,620,000	1,718,010
iStar Financial, Inc.:
3.875% 7/1/16	520,000	518,700
4.875% 7/1/18	445,000	440,550
KB Home:
7.25% 6/15/18	230,000	258,750
8% 3/15/20	555,000	650,738
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	707,813
7.875% 2/15/19 (e)	295,000	324,500
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (e)	895,000	889,362
Ryland Group, Inc. 5.375% 10/1/22	140,000	144,900
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,632,569
8.375% 1/15/21	1,935,000	2,331,675
William Lyon Homes, Inc. 8.5% 11/15/20 (e)	460,000	514,050
		12,495,917
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	775,000	788,563
6.75% 6/1/19	2,265,000	2,417,888
Host Hotels & Resorts LP 6% 10/1/21	610,000	698,884
		3,905,335
Leisure - 0.8%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (e)	1,200,000	1,191,000
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,240,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	943,500
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	520,000	543,036
11.875% 7/15/15	1,590,000	1,904,025
yankee 7.25% 6/15/16	205,000	232,163
		6,053,724
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 2.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 2,200,000	$ 1,991,000
6.25% 6/1/21	1,710,000	1,526,175
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	224,250
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	501,600
Calcipar SA 6.875% 5/1/18 (e)	235,000	249,688
CONSOL Energy, Inc.:
8% 4/1/17	3,445,000	3,686,150
8.25% 4/1/20	1,675,000	1,857,575
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	446,600
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	2,029,100
8.25% 11/1/19 (e)	1,755,000	1,849,244
Peabody Energy Corp.:
6% 11/15/18	985,000	1,049,025
7.375% 11/1/16	360,000	410,400
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	390,000	429,975
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)	295,000	314,175
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	169,600
SunCoke Energy, Inc. 7.625% 8/1/19	530,000	561,800
Walter Energy, Inc. 8.5% 4/15/21 (e)	975,000	984,750
		18,281,107
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	349,800
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	423,300
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,665,125
		3,438,225
Publishing/Printing - 0.0%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (e)	195,000	24,375
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	2,030,000	2,283,750
Landry's Acquisition Co. 9.375% 5/1/20 (e)	635,000	692,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	$ 575,000	$ 615,250
Roadhouse Financing, Inc. 10.75% 10/15/17	440,000	414,150
		4,005,300
Services - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	190,000	190,000
Air Lease Corp. 4.75% 3/1/20	135,000	137,025
APX Group, Inc.:
6.375% 12/1/19 (e)	2,715,000	2,715,000
8.75% 12/1/20 (e)	435,000	444,788
ARAMARK Corp. 5.75% 3/15/20 (e)	870,000	900,450
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7751% 5/15/14 (h)	950,000	946,390
5.5% 4/1/23 (e)	850,000	856,375
Corrections Corp. of America:
4.125% 4/1/20 (e)	1,005,000	994,950
4.625% 5/1/23 (e)	1,125,000	1,125,000
Hertz Corp.:
5.875% 10/15/20	685,000	722,675
6.25% 10/15/22	625,000	678,906
Laureate Education, Inc. 9.25% 9/1/19 (e)	1,580,000	1,769,600
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	375,000	385,313
The Geo Group, Inc.:
5.125% 4/1/23 (e)	300,000	304,500
6.625% 2/15/21	235,000	254,975
7.75% 10/15/17	240,000	252,000
United Rentals North America, Inc.:
5.75% 7/15/18	455,000	485,713
6.125% 6/15/23	730,000	759,200
		13,922,860
Shipping - 1.5%
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	805,000	861,350
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	3,290,000	3,388,700
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	3,095,000	3,009,888
8.875% 11/1/17	2,325,000	2,450,085
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	225,000	243,563
9.25% 4/15/19 (e)	215,000	233,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Teekay Corp. 8.5% 1/15/20	$ 825,000	$ 911,625
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (e)(g)	520,000	529,100
9% 11/24/14	780,000	781,950
		12,410,074
Steel - 0.6%
Commercial Metals Co. 4.875% 5/15/23	895,000	852,488
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	3,375,000	3,417,188
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (e)	435,000	462,188
		4,731,864
Super Retail - 2.6%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,336,000	3,431,943
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	480,000	500,400
7.75% 6/1/20 (e)	225,000	228,375
8.875% 3/15/19	195,000	209,138
9% 3/15/19 (e)	4,935,000	5,564,213
CST Brands, Inc. 5% 5/1/23 (e)	210,000	211,050
J. Crew Group, Inc. 8.125% 3/1/19	970,000	1,033,050
Jaguar Land Rover PLC 5.625% 2/1/23 (e)	705,000	717,338
Limited Brands, Inc.:
6.625% 4/1/21	1,675,000	1,913,688
7% 5/1/20	605,000	705,581
Office Depot, Inc. 9.75% 3/15/19 (e)	670,000	798,975
Sally Holdings LLC 6.875% 11/15/19	540,000	598,050
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	3,670,000	3,881,025
Sonic Automotive, Inc. 5% 5/15/23 (e)	130,000	129,350
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)	480,000	492,000
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (e)	445,000	447,225
		20,861,401
Technology - 5.1%
Avaya, Inc.:
7% 4/1/19 (e)	6,080,000	5,669,600
9% 4/1/19 (e)	1,100,000	1,080,750
10.5% 3/1/21 (e)	8,258,138	6,895,545
CDW LLC/CDW Finance Corp.:
8% 12/15/18	555,000	613,275
8.5% 4/1/19	2,040,000	2,264,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp.:
8.875% 7/15/19 (e)	$ 335,000	$ 381,900
11.25% 11/15/15	180,000	185,400
CommScope, Inc. 8.25% 1/15/19 (e)	465,000	508,571
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	435,000	435,000
First Data Corp.:
6.75% 11/1/20 (e)	990,000	1,034,550
7.375% 6/15/19 (e)	885,000	931,463
8.25% 1/15/21 (e)	1,212,000	1,284,720
8.75% 1/15/22 pay-in-kind (e)(h)	710,000	761,475
10.625% 6/15/21 (e)	450,000	451,125
12.625% 1/15/21	1,065,000	1,163,513
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (e)	1,545,000	1,684,050
10.125% 3/15/18 (e)	1,680,000	1,877,400
Infor US, Inc. 9.375% 4/1/19	415,000	467,913
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	420,693
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	92,288
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,650,000	1,662,375
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	880,000	862,400
5.75% 3/15/23 (e)	565,000	590,425
Radio Systems Corp. 8.375% 11/1/19 (e)	440,000	484,000
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,630,938
Sensata Technologies BV 4.875% 10/15/23 (e)	625,000	621,875
Serena Software, Inc. 10.375% 3/15/16	168,000	169,680
Spansion LLC 7.875% 11/15/17	710,000	731,300
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)	1,100,000	1,157,750
VeriSign, Inc. 4.625% 5/1/23 (e)	695,000	698,475
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	957,650
WEX, Inc. 4.75% 2/1/23 (e)	395,000	385,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,185,000	2,463,588
13.375% 10/15/19	385,000	450,450
		41,069,662
Telecommunications - 7.3%
Altice Financing SA 7.875% 12/15/19 (e)	350,000	387,188
Altice Finco SA 9.875% 12/15/20 (e)	975,000	1,106,625
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,176,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc. 7.75% 10/15/20	$ 760,000	$ 758,100
Crown Castle International Corp. 5.25% 1/15/23	1,110,000	1,123,875
Digicel Group Ltd. 6% 4/15/21 (e)	3,315,000	3,281,850
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	505,000	505,000
Dycom Investments, Inc. 7.125% 1/15/21	535,000	577,800
Frontier Communications Corp. 8.5% 4/15/20	1,975,000	2,263,943
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)(g)	3,130,000	3,086,963
6.625% 12/15/22 (e)	100,000	104,000
6.625% 12/15/22 (e)(g)	3,345,000	3,487,163
7.25% 4/1/19	1,710,000	1,855,350
7.5% 4/1/21	2,420,000	2,655,950
Intelsat Luxembourg SA:
6.75% 6/1/18 (e)	675,000	703,688
7.75% 6/1/21 (e)	6,855,000	7,206,319
8.125% 6/1/23 (e)	1,600,000	1,712,000
11.25% 2/4/17	228,000	241,110
Level 3 Communications, Inc. 8.875% 6/1/19	485,000	526,225
Level 3 Financing, Inc. 7% 6/1/20	675,000	703,688
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	1,310,000	1,372,225
6.625% 11/15/20	1,705,000	1,824,350
6.625% 4/1/23 (e)	1,310,000	1,382,050
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	402,825
NeuStar, Inc. 4.5% 1/15/23 (e)	510,000	497,250
NII Capital Corp. 7.625% 4/1/21	335,000	278,888
NII International Telecom S.C.A.:
7.875% 8/15/19 (e)	670,000	651,575
11.375% 8/15/19 (e)	450,000	498,375
SBA Communications Corp. 5.625% 10/1/19 (e)	445,000	462,222
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	8,205,288
Sprint Nextel Corp.:
6% 11/15/22	455,000	469,788
9% 11/15/18 (e)	465,000	563,813
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,630,200
ViaSat, Inc. 6.875% 6/15/20	870,000	943,950
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,323,975
11.75% 7/15/17 (e)	1,600,000	1,684,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	$ 2,140,254	$ 2,158,922
Windstream Corp. 7% 3/15/19	570,000	581,400
		58,393,933
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (e)	890,000	930,050
Hanesbrands, Inc. 6.375% 12/15/20	3,240,000	3,572,100
SIWF Merger Sub, Inc. / Springs Industries, Inc. 6.25% 6/1/21 (e)(g)	235,000	233,825
		4,735,975
TOTAL NONCONVERTIBLE BONDS		678,188,619
TOTAL CORPORATE BONDS (Cost $637,581,538)		681,661,569
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $84,139)	125,658	72,567
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.0%
CIT Group, Inc. (a)	10,891	501,857
Building Materials - 0.2%
Nortek, Inc. (a)	20,980	1,482,237
Paper - 0.2%
NewPage Corp.	17,684	1,626,928
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	63,543
Class B (a)	254	21,153
		84,696
Common Stocks - continued
	Shares	Value
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	78,000	$ 780,000
TOTAL COMMON STOCKS (Cost $8,570,795)		4,475,718
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 1.1%
Bank of America Corp. Series L, 7.25%	3,566	4,236,408
Huntington Bancshares, Inc. 8.50%	3,170	4,200,282
		8,436,690
Electric Utilities - 0.0%
PPL Corp. 8.75%	6,900	371,565
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,426,750
TOTAL CONVERTIBLE PREFERRED STOCKS		10,235,005
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	3,781	3,695,928
Diversified Financial Services - 0.4%
Citigroup Capital XIII 7.875%	28,064	788,318
GMAC Capital Trust I Series 2, 8.125%	103,471	2,754,398
		3,542,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,238,644
TOTAL PREFERRED STOCKS (Cost $14,045,984)		17,473,649
Floating Rate Loans - 7.4%
	Principal Amount
Automotive - 0.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 95,000	95,238
Federal-Mogul Corp.:
Tranche B, term loan 2.1374% 12/27/14 (h)	1,306,882	1,280,745
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.: - continued
Tranche C, term loan 2.1374% 12/27/15 (h)	$ 666,777	$ 653,441
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (h)	210,000	212,363
		2,241,787
Cable TV - 1.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	3,175,000	3,186,906
Charter Communications Operating LLC Tranche F, term loan 3% 1/31/21 (h)	625,000	621,875
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (h)	1,090,000	1,100,889
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 4.25% 7/17/17 (h)	900,000	905,625
Tranche B, term loan 4.75% 4/1/19 (h)	3,740,000	3,768,050
		9,583,345
Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4.0053% 4/4/20 (h)	628,783	627,211
Chemicals - 0.2%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (h)	810,000	818,100
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (h)	445,000	447,225
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (h)	420,000	423,150
		1,688,475
Diversified Financial Services - 0.1%
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (h)	740,000	741,850
Diversified Media - 0.1%
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (h)	385,000	385,000
Tranche DD, term loan:
7/1/20	116,890	116,306
3.75% 7/1/20 (h)	18,110	18,019
		519,325
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/2/20 (h)	1,970,000	1,972,463
Tranche B 2LN, term loan 3.25% 11/2/21 (h)	265,000	265,331
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 12/21/19	$ 175,000	$ 175,000
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	540,000	539,352
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	395,000	396,975
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7241% 10/10/17 (h)	833,139	607,150
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (h)	683,288	688,412
		4,644,683
Energy - 0.0%
Pacific Drilling SA Tranche B, term loan 4.5% 5/20/18 (h)	160,000	160,800
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (h)	590,000	591,475
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (h)	80,000	82,500
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)	290,000	290,000
		372,500
Food/Beverage/Tobacco - 0.5%
Arysta Lifescience Corp. Tranche B 1LN, term loan 4.5% 5/23/20 (h)	280,000	282,100
Constellation Brands, Inc. Tranche B, term loan 2.75% 4/29/20 (h)	170,000	170,000
H.J. Heinz Co. Tranche 2LN, term loan 2/28/14	3,650,000	3,650,000
		4,102,100
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	453,206	455,472
Healthcare - 0.3%
Community Health Systems, Inc. term loan 3.773% 1/25/17 (h)	381,766	383,674
HCA, Inc.:
Tranche B 4LN, term loan 2.9438% 5/1/18 (h)	984,625	987,087
Tranche B 5LN, term loan 3.0336% 3/31/17 (h)	1,108,794	1,111,566
		2,482,327
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.3%
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (h)	$ 2,565,000	$ 2,584,238
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	930,000	925,350
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	5,313,300	5,339,867
		6,265,217
Paper - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 7.25% 5/2/19 (h)	305,000	306,525
Services - 0.1%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (h)	315,000	317,363
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	180,000	180,225
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	723,188	723,188
		1,220,776
Super Retail - 0.7%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (h)	1,050,000	1,063,125
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (h)	4,280,000	4,274,650
		5,337,775
Technology - 1.6%
Avaya, Inc. Tranche B 3LN, term loan 4.7728% 10/26/17 (h)	2,875,259	2,580,545
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (h)	3,435,000	3,422,119
First Data Corp. term loan 4.1953% 3/24/18 (h)	4,784,895	4,762,980
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/10/20 (h)	1,315,000	1,313,356
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9482% 2/28/17 (h)	263,682	264,341
Tranche E, term loan 4% 3/8/20 (h)	685,000	692,706
		13,036,047
Telecommunications - 0.3%
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (h)	546,921	548,999
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 5.25% 2/1/14 (h)	$ 551,930	$ 552,620
Tranche B, term loan 4.25% 4/2/18 (h)	1,146,779	1,155,380
		2,256,999
TOTAL FLOATING RATE LOANS (Cost $58,107,406)		59,218,927
Preferred Securities - 0.1%

Banks & Thrifts - 0.1%
Bank of America Corp.:
8% (f)(h)	55,000	64,183
8.125% (f)(h)	685,000	788,951
TOTAL PREFERRED SECURITIES (Cost $735,513)		853,134
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $38,128,458)	38,128,458	38,128,458
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $757,253,833)		801,884,022
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(982,519)
NET ASSETS - 100%		$ 800,901,503
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,877,167 or 37.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,742
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,426,750	-	1,426,750	-
Financials	16,177,191	12,481,263	3,695,928	-
Industrials	1,566,933	1,482,237	-	84,696
Materials	1,626,928	-	-	1,626,928
Telecommunication Services	780,000	-	-	780,000
Utilities	371,565	-	371,565	-
Corporate Bonds	681,661,569	-	681,661,569	-
Commercial Mortgage Securities	72,567	-	-	72,567
Floating Rate Loans	59,218,927	-	55,568,927	3,650,000
Preferred Securities	853,134	-	853,134	-
Money Market Funds	38,128,458	38,128,458	-	-
Total Investments in Securities:	$ 801,884,022	$ 52,091,958	$ 743,577,873	$ 6,214,191
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $753,409,180. Net unrealized appreciation aggregated $48,474,842, of which $57,206,306 related to appreciated investment securities and $8,731,464 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013